Exhibit 99.1

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Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sallie Mae Bank
SMB Education Funding, LLC (together, the “Company”)
Credit Suisse Securities (USA) LLC
Barclays Capital Inc.
Goldman, Sachs & Co.
(collectively, with the Company, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2015-C, Private Education Loan-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the student loans which we were informed are intended to be included as collateral in the offering of the Notes.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Company and its affiliates under Rule 101 of the AICPA’s Code of Professional Conduct, and its interpretations and rulings.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted.  Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The phrases “CLASS System,” “ENCORE System,” and “FDR System” mean the Company’s servicing systems.

•
The phrase “Loan File” means any file containing some or all of the following documents: Promissory Note, #BS Screen, #BS1 Screen, #BS5 Screen, #CSS Screen, #NM CC Screen, #EDH Screen, #CIS Screen, #NPO Screen, #BS3 Screen, #HDI Screen, School Profile Screen, #72F Screen and Loan Directory Data Screen. The Loan File, maintained and furnished to us by the Company, was represented to be either the original Loan File, a copy of the original Loan File, or electronic records contained within the CLASS System, FDR System or ENCORE System.

•          KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

SMB Private Education Loan Trust 2015-C, Private Education Loan-Backed Notes
September 2, 2015

I.	The Selected Student Loans

On July 28, 2015, the Company provided us with an electronic data file containing certain information related to 67,620 student loans as of July 14, 2015 (the “Data File”). The Company is responsible for the information set forth in the Data File. We were instructed by the Company to select a random sample of student loans utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 361 student loans (the “Selected Student Loans” as listed in Exhibit A attached hereto).

At the request of the Specified Parties, we performed the following procedures with respect to the Selected Student Loans.  For each Selected Student Loan, we performed the specific procedures listed using the respective Loan File (the “Loan File Documents”).  The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File to the Loan File Documents or other information for each of the attributes identified constituted an exception, except for certain procedures, as detailed below, related to Social Security Number and Signature(s) on the Promissory Note.  The Loan File Documents are listed in the order of priority until such attribute was compared.

Attributes	Loan File Document(s)
Social Security Number	Promissory Note within the ENCORE System

Signature(s) on the Promissory Note
Promissory Note within the ENCORE System
Note: We performed no procedures with regard to assessing compliance with any signatory requirements on the Promissory Note nor to confirm the authenticity of the signatures.

Disbursement Year	“OPEN DATE” column on #BS Screen within the FDR System, or “1st ACTIVE DATE” column on #BS5 Screen within the FDR System

Original Principal Balance	Total of “LOAN DISBURSEMENT” amounts on #CSS Screen within the FDR System

Current Principal Balance	“ACCOUNT BALANCE” column on #CSS Screen within the FDR System

Loan Type	“#14” column on #NM CC Screen within the FDR System

Loan Status	“CURR LOAN STAT” column on #EDH Screen within the FDR System or notation of status change on #CIS Screen within the FDR System

Current Status End Date
“CURR LOAN STAT” and one of the following: “RPMT BEGIN DT,” “CURR:GRAD/SEP DT,” “MATURITY DT” or “METHOD OVERRIDE END DATE” column on #NPO Screen or #EDH Screen within the FDR System, or notation of status change on the #CIS Screen within the FDR System

Recomputed Remaining Term
“MATURITY DT,” “CYCLE DATE” and/or “CURR LOAN STAT” column(s) on #EDH Screen, “METHOD OVERRIDE END DATE” column on #NPO Screen and/or “MISC FIELD 2” column on #BS3 Screen, “DUE DATE” column on #CSS Screen, “#9” on #NM CC Screen within the FDR System, or documentation of change that affects the term on #CIS Screen within the FDR System. Refer to further detail below

Repayment Schedule Type	“MISC FIELD 2” column on #BS3 Screen and “RPMT BEGIN DT” or “CURR LOAN STAT” column on #EDH Screen within the FDR System

Interest Rate	“INT RT” column on #EDH Screen within the FDR System or notation of benefit related information on #CIS Screen within the FDR System

School Type 1	“MISC FIELD 5” column on #BS3 Screen within the FDR System or “SCHL TYPE” column on School Profile Screen within the CLASS System

School Type 2 (Title IV)	“SCHL ID” column on Loan Directory Data Screen and “SCHOOL CODE” column on School Profile Screen, or documentation of change that affects the School Type 2 on #72F Screen within the CLASS System

State of Residence	#BS1 Screen within the FDR System

Recent FICO	“CREDIT BUREAU SCORE” column on #NM CR Screen within the FDR System

Original FICO	#HDI Screen within the FDR System

SMB Private Education Loan Trust 2015-C, Private Education Loan-Backed Notes
September 2, 2015

In the event the Promissory Note for a Selected Student Loan was not available in the ENCORE System, we were instructed by the Company to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Notes for 11 Selected Student Loans were not available in the ENCORE System. This was not considered an exception.

For purposes of comparing the Original Principal Balance and the Current Principal Balance fields in the Data File to the Loan File Documents, we were instructed by the Company to apply a tolerance of ±$1.00.

For purposes of comparing the Current Status End Date, we were instructed by the Company to compare the “CUR_STATUS_END_DT” field in the Data File to the “RPMT BEGIN DT,” “CURR: GRAD/SEP DT,” “MATURITY DT” or “METHOD OVERRIDE END DATE” column on the #NPO Screen or the #EDH Screen within the FDR System.  In the event the Selected Student Loan was updated after July 14, 2015  (the “Cutoff Date”), we were instructed by the Company to view the #CIS Screen within the FDR System to identify if any change was made to the Current Status End Date after the Cutoff Date.

For purposes of comparing Remaining Term, we were instructed by the Company to compare or recompute the Remaining Term (“Recomputed Remaining Term”) as follows: (1) compare to the value in column “#9” contained in the #NM CC Screen within the FDR System if the “CURR LOAN STAT” indicated “In-School” or “In-Grace” and the “MISC FIELD 2” indicated “In-Deferment”; (2)  recompute as (a) the difference in months1 between the next “CYCLE DATE” and the first “CYCLE DATE” following the “MATURITY DT” if the “CURR LOAN STAT” started with a “D” or “F,” plus   (b) the difference in months1 between the current “CYCLE DATE” and the “METHOD OVERRIDE END DATE” if the “CURR LOAN STAT” started with a “D” and the borrower repayment type was “SOIOP,” “PPIOP,” “F0025,” or “FX025”; or (3) for all others, recompute as (a) the difference in months1 between the current “CYCLE DATE” as of the Cutoff Date and the first “CYCLE DATE” following the “MATURITY DT” minus (b) one, if the Cutoff Date was later than the current “DUE DATE.”

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan File Documents. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Data File or provided by the Company, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Loan File Documents, or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

SMB Private Education Loan Trust 2015-C, Private Education Loan-Backed Notes
September 2, 2015

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the Selected Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Selected Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.  The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Sallie Mae Bank, SMB Education Funding, LLC, Credit Suisse Securities (USA) LLC, Barclays Capital Inc., and Goldman, Sachs & Co. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

September 2, 2015

THE FOLLOWING PAGES CONSTITUTE EXHIBIT A.

 Exhibit A
The Selected Student Loans

Selected Student Loan Number	Selected Loan ID Number	Selected Student Loan Number	Selected Loan ID Number	Selected Student Loan Number	Selected Loan ID Number	Selected Student Loan Number	Selected Loan ID Number
1	2015C001	51	2015C051	101	2015C101	151	2015C151
2	2015C002	52	2015C052	102	2015C102	152	2015C152
3	2015C003	53	2015C053	103	2015C103	153	2015C153
4	2015C004	54	2015C054	104	2015C104	154	2015C154
5	2015C005	55	2015C055	105	2015C105	155	2015C155
6	2015C006	56	2015C056	106	2015C106	156	2015C156
7	2015C007	57	2015C057	107	2015C107	157	2015C157
8	2015C008	58	2015C058	108	2015C108	158	2015C158
9	2015C009	59	2015C059	109	2015C109	159	2015C159
10	2015C010	60	2015C060	110	2015C110	160	2015C160
11	2015C011	61	2015C061	111	2015C111	161	2015C161
12	2015C012	62	2015C062	112	2015C112	162	2015C162
13	2015C013	63	2015C063	113	2015C113	163	2015C163
14	2015C014	64	2015C064	114	2015C114	164	2015C164
15	2015C015	65	2015C065	115	2015C115	165	2015C165
16	2015C016	66	2015C066	116	2015C116	166	2015C166
17	2015C017	67	2015C067	117	2015C117	167	2015C167
18	2015C018	68	2015C068	118	2015C118	168	2015C168
19	2015C019	69	2015C069	119	2015C119	169	2015C169
20	2015C020	70	2015C070	120	2015C120	170	2015C170
21	2015C021	71	2015C071	121	2015C121	171	2015C171
22	2015C022	72	2015C072	122	2015C122	172	2015C172
23	2015C023	73	2015C073	123	2015C123	173	2015C173
24	2015C024	74	2015C074	124	2015C124	174	2015C174
25	2015C025	75	2015C075	125	2015C125	175	2015C175
26	2015C026	76	2015C076	126	2015C126	176	2015C176
27	2015C027	77	2015C077	127	2015C127	177	2015C177
28	2015C028	78	2015C078	128	2015C128	178	2015C178
29	2015C029	79	2015C079	129	2015C129	179	2015C179
30	2015C030	80	2015C080	130	2015C130	180	2015C180
31	2015C031	81	2015C081	131	2015C131	181	2015C181
32	2015C032	82	2015C082	132	2015C132	182	2015C182
33	2015C033	83	2015C083	133	2015C133	183	2015C183
34	2015C034	84	2015C084	134	2015C134	184	2015C184
35	2015C035	85	2015C085	135	2015C135	185	2015C185
36	2015C036	86	2015C086	136	2015C136	186	2015C186
37	2015C037	87	2015C087	137	2015C137	187	2015C187
38	2015C038	88	2015C088	138	2015C138	188	2015C188
39	2015C039	89	2015C089	139	2015C139	189	2015C189
40	2015C040	90	2015C090	140	2015C140	190	2015C190
41	2015C041	91	2015C091	141	2015C141	191	2015C191
42	2015C042	92	2015C092	142	2015C142	192	2015C192
43	2015C043	93	2015C093	143	2015C143	193	2015C193
44	2015C044	94	2015C094	144	2015C144	194	2015C194
45	2015C045	95	2015C095	145	2015C145	195	2015C195
46	2015C046	96	2015C096	146	2015C146	196	2015C196
47	2015C047	97	2015C097	147	2015C147	197	2015C197
48	2015C048	98	2015C098	148	2015C148	198	2015C198
49	2015C049	99	2015C099	149	2015C149	199	2015C199
50	2015C050	100	2015C100	150	2015C150	200	2015C200

Note: The Company has assigned a unique identifiers to each Selected Student Loan in the Data File. The Selected Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Selected Loan ID Number	Selected Student Loan Number	Selected Loan ID Number	Selected Student Loan Number	Selected Loan ID Number	Selected Student Loan Number	Selected Loan ID Number
201	2015C201	251	2015C251	301	2015C301	351	2015C351
202	2015C202	252	2015C252	302	2015C302	352	2015C352
203	2015C203	253	2015C253	303	2015C303	353	2015C353
204	2015C204	254	2015C254	304	2015C304	354	2015C354
205	2015C205	255	2015C255	305	2015C305	355	2015C355
206	2015C206	256	2015C256	306	2015C306	356	2015C356
207	2015C207	257	2015C257	307	2015C307	357	2015C357
208	2015C208	258	2015C258	308	2015C308	358	2015C358
209	2015C209	259	2015C259	309	2015C309	359	2015C359
210	2015C210	260	2015C260	310	2015C310	360	2015C360
211	2015C211	261	2015C261	311	2015C311	361	2015C361
212	2015C212	262	2015C262	312	2015C312
213	2015C213	263	2015C263	313	2015C313
214	2015C214	264	2015C264	314	2015C314
215	2015C215	265	2015C265	315	2015C315
216	2015C216	266	2015C266	316	2015C316
217	2015C217	267	2015C267	317	2015C317
218	2015C218	268	2015C268	318	2015C318
219	2015C219	269	2015C269	319	2015C319
220	2015C220	270	2015C270	320	2015C320
221	2015C221	271	2015C271	321	2015C321
222	2015C222	272	2015C272	322	2015C322
223	2015C223	273	2015C273	323	2015C323
224	2015C224	274	2015C274	324	2015C324
225	2015C225	275	2015C275	325	2015C325
226	2015C226	276	2015C276	326	2015C326
227	2015C227	277	2015C277	327	2015C327
228	2015C228	278	2015C278	328	2015C328
229	2015C229	279	2015C279	329	2015C329
230	2015C230	280	2015C280	330	2015C330
231	2015C231	281	2015C281	331	2015C331
232	2015C232	282	2015C282	332	2015C332
233	2015C233	283	2015C283	333	2015C333
234	2015C234	284	2015C284	334	2015C334
235	2015C235	285	2015C285	335	2015C335
236	2015C236	286	2015C286	336	2015C336
237	2015C237	287	2015C287	337	2015C337
238	2015C238	288	2015C288	338	2015C338
239	2015C239	289	2015C289	339	2015C339
240	2015C240	290	2015C290	340	2015C340
241	2015C241	291	2015C291	341	2015C341
242	2015C242	292	2015C292	342	2015C342
243	2015C243	293	2015C293	343	2015C343
244	2015C244	294	2015C294	344	2015C344
245	2015C245	295	2015C295	345	2015C345
246	2015C246	296	2015C296	346	2015C346
247	2015C247	297	2015C297	347	2015C347
248	2015C248	298	2015C298	348	2015C348
249	2015C249	299	2015C299	349	2015C349
250	2015C250	300	2015C300	350	2015C350